Income Taxes - Summary of Reconciliation of Income Tax Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before income taxes	$ 6,220	$ 5,519
Income tax expense at Canadian statutory tax rate	1,664	1,476
Increase (decrease) in income taxes due to:
Tax-exempt investment income	(260)	(200)
Differences in tax rate on income not subject to tax in Canada	(754)	(391)
Adjustments to taxes related to prior years	(106)	(71)
Impact of U.S. Tax Reform		(320)
Other differences	174	138
Income tax expense	$ 718	$ 632